Janice O'Neill
Senior Vice President
Corporate Compliance

NYSE REGULATION

Received

NOV 04 2013

Washington, DC 20549

[redacted]

13003639

001-35211

November 4, 2013

Securities & Exchange Commission
Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on November 1, 2013, the NYSE MKT LLC (the "Exchange") received from Gastar Exploration USA, Inc. (the "Registrant"), a copy of the Registrants application on Form 8-A for the registration of the following securities:

10.75% Series B Cumulative Preferred Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Janice O'Neill
Senior Vice President
Corporate Compliance
NYSE Regulation, Inc.

20 Broad Street, New York, NY 10005 T + 1 212 656 2407 joneill@nyx.com